CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenues
Net sales	$ 6,107	$ 5,892	$ 16,250	$ 18,966
Finance, interest and other income	385	468	1,281	1,418
Total Revenues	6,492	6,360	17,531	20,384
Costs and Expenses
Cost of goods sold	5,178	5,015	14,706	15,732
Selling, general and administrative expenses	501	540	1,511	1,634
Research and development expenses	226	238	643	755
Restructuring expenses	7	42	19	78
Interest expense	161	192	512	570
Goodwill impairment charge	0	0	585	0
Other, net	1,388	173	290	552
Total Costs and Expenses	7,461	6,200	18,266	19,321
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(969)	160	(735)	1,063
Income tax (expense) benefit	15	486	78	261
Equity in income of unconsolidated subsidiaries and affiliates	22	(3)	32	10
Net income (loss)	(932)	643	(625)	1,334
Net income attributable to noncontrolling interests	10	6	32	26
Net income (loss) attributable to CNH Industrial N.V.	$ (942)	$ 637	$ (657)	$ 1,308
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)	$ (0.70)	$ 0.47	$ (0.49)	$ 0.97
Diluted (in usd per share)	(0.70)	0.47	(0.49)	0.97
Cash dividends declared per common share (in usd per share)	$ 0	$ 0	$ 0	$ 0.203